INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure Income Taxes Details Abstract
Tax expense (benefit) at the statutory rate					$ (166,000)	$ (214,000)
State income taxes, net of federal income tax benefit					(28,000)	(23,000)
Change in valuation allowance					194,000	237,000
Total